CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2013 ZHEJIANG TIANLAN CNY	Dec. 31, 2012 ZHEJIANG TIANLAN CNY	Dec. 31, 2013 ZHEJIANG JIAHUAN CNY	Dec. 31, 2012 ZHEJIANG JIAHUAN CNY
Assets
Cash and cash equivalents	$ 5,406		$ 7,468	21,462	22,668	4,867	3,565
Restricted cash	565		839			1,469	1,459
Accounts receivable, net	4,082		3,089	147,127	226,370	67,445	63,330
Prepayments and other current assets	1,284		848	157,160	104,368
Notes receivables						5,382	2,440
Other receivables						8,326	7,232
Inventories	494		653	14,976	9,154	38,158	31,638
Total current assets	11,831		12,897	340,725	362,560	125,647	109,664
Property, plant and equipment, net	889		945	48,091	49,093	27,602	28,659
Intangible asset, net				2,250	2,693
Land use right, net				6,194	6,335	6,777	6,940
Long term investment						69	69
Interests in affiliates	9,851		9,772
Goodwill	1,071		1,071
Deferred tax assets	236		262	2,959	2,513
Total assets	23,878		24,947	400,219	423,194	160,095	145,332
Liabilities and shareholders' equity
Short term borrowings				64,690	60,000	26,800	18,200
Accounts payable	3,115		3,713	99,177	177,212	23,094	17,637
Other payables and accrued expenses	2,686		2,985	76,363	26,036	11,236	12,156
Other taxes payable				7,868	1,828
Amount due to a shareholder						8,670	7,820
Income tax payable				509	5,684	1,366	561
Taxes payable	200		493
Total current liabilities	6,001		7,191	248,607	270,760	71,166	56,374
Other long term liabilities						5,996	6,083
Commitments and contingencies
Shareholders' equity:
Ordinary share, 20,000,000 (2012: 20,000,000) shares authorised; 2,229,609 (2012: 2,229,609) shares issued	123		123
Share capital				61,200	61,200	11,250	11,250
Additional paid-in capital	9,533		9,533
Treasury stock, 160,386 (2012: 160,386) shares at cost	(766)		(766)
Capital reserve				43,189	43,189	8,542	8,542
PRC statutory reserves	315		311	5,517	4,274	20,931	20,920
Accumulated other comprehensive income	784		731
Retained earnings	5,883		5,905	40,194	39,931	41,927	41,883
Equity attributable to shareholders of Euro Tech and Zhejiang Tianlan Environmental Protection Technology Company Limited and Zhejiang Jiahuan Electronic Company Limited respectively	15,872		15,837	150,100	148,594	82,650	82,595
Non-controlling interest	2,005		1,919	1,512	3,840	283	280
Total shareholders' equity	17,877		17,756	151,612	152,434	82,933	82,875
Total liabilities and shareholders' equity	$ 23,878		$ 24,947	400,219	423,194	160,095	145,332